a) Loans and borrowings	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
a) Loans and borrowings

26. a) Loans and borrowings

	As at June 30
(US dollars in thousands)	2026	2025	2024
Current liabilities
Debtor invoice financing	-	67	67
Shareholder loans	12,877	12,127	8,104
Total	12,877	12194	8,171

Non-current liabilities
Shareholder loan	15,859	16,800	20,915
Total	15,859	16,800	20,915
Total	28,736	28,994	29,086

Debtor invoice financing

In FY23, a new facility with a limit of AU$2.5 million was established by Kenshaw. As of June 30, 2024, this facility amounting to AU$1.8 million is reclassified to “Assets held for sale” as a result of Kenshaw Electrical sale.

Shareholder loans

The Group has shareholder loan facilities with AWN Holdings Limited (“AWN”), a related party of the Group.

The shareholder loan arrangements include amounts historically advanced by AWN to the Company and Aevitas O Holdings Pty Limited under separate long-term and short-term facilities. These included advances denominated in US dollars and Australian dollars and subject to interest rates ranging from 10.0% to 12.5%, or BBSY plus a fixed margin of 15.0%, together with applicable establishment, extension and exit fees.

On June 30, 2021, the Company agreed a refinancing of its existing $21.1 million shareholder loan with AWN, with repayment of principal from January 1, 2023 in sixty monthly instalments of $0.35 million to loan maturity on December 31, 2027. The interest rate and line fee was agreed at 8% and 0.8% respectively, but no interest or line fee settlements were required until after a corporate liquidity event had occurred. In addition, the Company agreed to a refinancing fee of $0.34 million in two tranches on June 30, 2022 and December 31, 2022. Security granted to AWN comprised of the Specific Security Deed and the General Security.

On June 30, 2022 further amendments to the loan were agreed with AWN:

(i) to defer repayment of principal to commence on October 1, 2023, with repayments over 60 months to September 30, 2028,

(ii) to defer interest payments from October 1, 2021, becoming due and payable on the earlier of a) completion by VivoPower of a debt or equity raise of at least $25 million, and b) October 1, 2023.

(iii) to increase the interest rate and line fee to 10.00% and 2.00% per annum respectively during the period from October 1, 2021 to the earlier of a) September 30, 2023 or b) the date a minimum prepayment of $1,000,000 is made.

(iv) the initial refinancing fee of $0.34 million is to be amended to accrue incrementally at 1.6% per annum from July 1, 2021 and become payable at the earlier of a) $1.0 million prepayment being made or b) October 1, 2023.

(v) a new fixed facility extension fee of $0.355 million is payable in return for this amendment, to accrue immediately but becoming payable on October 1, 2023.

On January 11, 2023, further amendments to the loan were agreed with AWN:

(i) to defer repayment of principal to commence on April 1, 2025, with repayments over 60 months to March 31, 2030.

(ii) to defer interest payments from October 1, 2023, becoming due and payable on the earlier of; a) completion by VivoPower of a debt or equity raise of at least $25 million, and b) October 1, 2024.

(iii) to extend the increased interest rate and line fee of 10.00% and 2.00% per annum respectively commenced on October 1, 2021 to the earlier of a) March 31, 2025 or b) the date a minimum Prepayment of $1,000,000 is made.

(iv) to extend the initial refinancing fee accruing incrementally at 1.6% per annum from July 1, 2021 and become payable at the earlier of a) $1.0 million prepayment being made or b) April 1, 2025.

(v) to defer the repayment date of the previous fixed facility extension fee of $0.355 million, becoming payable on April 1, 2025.

(vi) In addition to previously agreed refinancing fees, an additional $0.855 million fixed refinancing fee will accrue immediately and become payable on April 1, 2025.

On June 30, 2023, further amendments to the loan were agreed with AWN:

(i) to defer interest payments from October 1, 2024 to April 1, 2025, and to replace the conditional requirement to repay accrued interest upon completion by VivoPower of a debt or equity raise of at least $25 million, with the conditional requirement to make repayments of interest and/or principal to meet the mandatory repayment schedule described in sections (ii) and (iii) below following a qualifying liquidity event.

(ii) upon completion by VivoPower PLC of a qualifying liquidity event of at least $5.0 million, Aevitas is required to make mandatory prepayment of principal and interest to AWN in accordance with the following schedule:

a) proceeds from $5 million to $7.5 million - pay 25% of amounts raised;

b) proceeds from $7.5 million to $12.5 million - pay $1.875 million plus 45% of amounts raised;

c) proceeds $12.5 million and above - pay $4.125 million plus 50% of amounts raised.

(iii) for the purposes of the mandatory prepayment requirement, a ‘qualifying liquidity event’ excludes direct investments into VivoPower’s subsidiary, Tembo, and debt raised in respect of working capital finance facilities, but includes:

a) equity or debt raise;

b) trade sale of underlying subsidiary or business unit (including, for example, Aevitas and Caret); and

c) loan repayment from Tembo to VivoPower..

(iv) as consideration for the concessions agreed with AWN, VivoPower PLC committed to issue AWN with 500,000 warrants, with a duration of 12 months, at an exercise price of $0.67 per share.

On June 30, 2024, VivoPower amended its shareholder loan financing agreement with AWN. The loan includes a facility limit of $34 million, of which a drawdown of $8.1 million principal was due to be repaid in the current period, and $20.9 million principal was non-current. The agreement consolidated all shareholder loans into a single tranche. AWN also received an option to acquire 1,150,000 Tembo shares, post-business combination with Cactus Acquisition Corp 1 Limited at $1.35 per share.

The interest rate is 8% per annum and the line fee is 0.8% per annum. The loan matures on March 31, 2030, with monthly principal repayments from April 1, 2025 of the lesser of the outstanding principal and 1/60th of the maximum advances. The overdue rate is the applicable rate plus 2% per annum.

Mandatory prepayments apply on a qualifying liquidity event, including capital or debt raises or proceeds from disposals, with 20% of proceeds below $5.0 million, rising to $3,275,000 plus 45% of proceeds of $12.5 million or more. A change of control or sale of substantially all assets makes the full balance immediately repayable.

We also conducted an assessment in accordance with IFRS 9 to evaluate the novation of the loan. We concluded that there was no substantial modification in the net present value of the loan.

Short-term loans

In December 2021, a short term loan of $1.1 million (AU$1.5 million) was provided from AWN to Aevitas O Holdings Pty Limited at an interest rate of 10.0%, increasing to 12.5% from January 1, 2022. Under the historical terms, the loan was due to expire on April 1, 2025 (initially set as April 30, 2022, then extended on June 30, 2022, to October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower PLC of a debt or equity raise of at least $25 million was dropped on June 30, 2023. Facility extension fees of $29,000 (AU$40,000) and $43,500 (AU$60,000) are payable upon maturity, relating to the two extensions respectively.

On February 22, 2022, a short term $3.0 million loan was provided from AWN to Aevitas, with interest rate of 10.00% per annum payable on the principal sum upon maturity. Under the historical terms, the loan was due to expire on April 1, 2025 (initially set as May 13, 2022, then extended on June 30, 2022, to October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower of a debt or equity raise of at least $25 million was dropped on June 30, 2023. Facility extension fees of $85,000 and $110,000 are payable upon maturity, relating to the two extensions respectively.

On December 22, 2022, a short term $3.0 million loan was provided from AWN to Aevitas, with interest rate of BBSY bid floating rate (on average 3.60% for the period from inception to June 30, 2023) plus fixed margin of 15.0% per annum payable on the principal sum upon maturity. A 1% establishment fee of $30,000 was deducted upon initial loan drawdown, and a further 3% exit fee of $90,000 is payable on expiry. Under the historical terms, the loan was due to expire on April 1, 2025 (initially set as October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower of a debt or equity raise of at least $25 million was agreed on January 11, 2023, then dropped on June 30, 2023. A facility extension fee of $115,000 is payable upon maturity.

In February and March 2023, further short-term loans of AU$0.5 million and AU$0.25 million were established between AWN and Aevitas O Holdings Pty Limited, drawn down between February and May 2023. The loans bear interest at BBSY bid rate plus a fixed margin of 15.0% per annum, payable on maturity. Establishment fees of 1%, totalling AU$7,500, were deducted upon drawdown, and exit fees of 3%, totalling AU$22,500, are payable on expiry. The original expiry date of June 30, 2023 was extended to August 31, 2023 and subsequently to October 31, 2025. At June 30, 2026, AU$0.83 million and AU$0.42 million, respectively, were owing.

The July 2023 loans of AU$0.25 million and AU$0.28 million have the same terms as the February and March 2023 loans. At June 30, 2026, AU$0.40 million and AU$0.44 million were owing. A further AU$0.28 million is repayable from Kenshaw Solar cash above AU$50,000. Interest on these loans is deferred and payable at expiry, and no interest had been paid as at June 30, 2026.

Total owed to AWN at June 30, 2026 was $46.4 million, comprising principal of $27.3 million and accrued interest and fees of $19.1 million. The separate $1.4 million related-party loan from AGI is not included in these AWN amounts.

Interest expense, including line and refinancing fees, was $3.2 million for the year. Current principal is $12.8 million and $14.6 million is non-current. The expiry dates for the short-term loans (April 1 and October 31, 2025) have passed. No overdue-rate interest has been accrued. AOH guarantees the obligations to AWN.

On June 30, 2024, VivoPower amended its shareholder loan financing agreement with AWN. The loan includes a facility limit of $34 million, of which a drawdown of $8.1 million principal was due to be repaid in the current period, and $20.9 million principal was non-current. The agreement consolidated all shareholder loans into a single tranche. AWN also received an option to acquire 1,150,000 Tembo shares, post-business combination with Cactus Acquisition Corp 1 Limited at $1.35 per share.

26. b) Lease liabilities

	As at June 30
(US dollars in thousands)	2026	2025	2024
Current liabilities
Lease liabilities	741	55	-
Total	741	55	-

Non-current liabilities
Lease liabilities	9,552	140	-
Total	9,552	140	-
	9,552	140	-
Total	10,293	195	-

Leases

The Group leases land, buildings and other assets. Information relating to leases for which the Group is a lessee is presented below.

Right-of-use assets

Right-of-use assets had a carrying amount of $10.10 million at June 30, 2026. Additions during the year were $9.97 million, including $9.97 million recognized in connection with the Cromwell acquisition. Depreciation expense on right-of-use assets for the year was $0.05 million, comprising $0.05 million for land and buildings and nil for other assets.

Lease liabilities

Lease liabilities at June 30, 2026 were $10.29 million, compared with $0.20 million at June 30, 2025. Additions during the year included $10.10 million arising from the Cromwell acquisition. Interest expense on lease liabilities was $0.11 million. Total cash outflows for leases during the year ended June 30, 2026 were $0.04 million. A maturity analysis of lease liabilities is below.

The obligations under lease liabilities are as follows:

	Minimum Lease Payments			Present Value of Minimum Lease Payments
	As at June 30			As at June 30
(US dollars in thousands)	2026	2025	2024	2026	2025	2024
Amounts payable under lease liabilities:
Less than one year	783	57	-	741	55	-
Later than one year but not more than five	9,656	146	-	9,552	140	-
	10,439	203	-	10,293	195	-
Future finance charges	(146)	(8)	-	-	-	-
Total lease obligations	10,293	195	-	10,293	195	-

Other lease related information

Variable lease payments

Certain lease payments of the Group are linked to the Consumer Price Index. Payments linked to the index are included in the measurement of lease liabilities and right-of-use assets at the index rate applicable at each reporting date. Changes in such payments arising from indexation adjustments are recognised as a remeasurement of the lease liability and a corresponding adjustment to the right-of-use asset.

Residual value guarantees

The Group’s lease arrangements do not contain material residual value guarantees.

Extension, termination and renewal options

Extension and termination options are included in the lease term when the Group is reasonably certain to exercise them. Certain leases of the Group contain renewal provisions, and renewal periods are included in the lease term only when the Group is reasonably certain to exercise them. This assessment is reviewed when a significant event or change in circumstances affects it.